Information on market risk and fair value of financial assets and liabilities (telecom activities) - Translation risk - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	€ 42,522	€ 42,270	€ 42,238
Operating income	2,521	€ 5,521	€ 5,930
Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	42,522
Reported EBITDA	12,566
Operating income	2,521
Euro Member Countries, Euro | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	31,501
Reported EBITDA	9,354
Operating income	€ 584
Increase in euro interest rates (as a percent)	10.00%
Revenues. appreciation	€ (1,002)
Reported EBITDA, appreciation	(292)
Operating income, appreciation	€ (176)
Decrease in euro interest rates (as a percent)	10.00%
Revenues. depreciation	€ 1,225
Reported EBITDA, depreciation	357
Operating income, depreciation	215
United States of America, Dollars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	1,035
Reported EBITDA	206
Operating income	152
United Kingdom, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	284
Reported EBITDA	39
Operating income	21
Poland, Zlotych | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	2,578
Reported EBITDA	653
Operating income	497
Egypt, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	949
Reported EBITDA	285
Operating income	97
Jordan, Dinars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	389
Reported EBITDA	156
Operating income	70
Morocco, Dirhams | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	634
Reported EBITDA	162
Operating income	17
Other Currency [Member] | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	5,153
Reported EBITDA	1,712
Operating income	€ 1,085